Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss - Mortgages [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		$ 11,262,995		$ 10,150,981
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets		1,174,311		1,072,202
Write-off		(25,831)		(34,184)
FX and other adjustments		350		73,996
Gross carrying amount, Ending balance		12,411,825		11,262,995
Expected credit losses allowances, Beginning balance		101,059	[1]	91,270
Transfers
Transfers from stage 1 to stage 2		7,252		17,191
Transfers from stage 1 to stage 3		4,076		5,683
Transfers from stage 2 to stage 3		11,111		19,056
Transfers from stage 2 to stage 1		(10,725)		(12,475)
Transfers from stage 3 to stage 2		(21,113)		(20,962)
Transfers from stage 3 to stage 1		(35)		(187)
Net changes of the exposure and modifications in credit risk		46,723		31,162
Write-off		(25,831)		(34,184)
FX and other adjustments		5		4,505
Expected credit losses allowances, Ending balance	[1]	112,522		101,059
Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		10,275,966
Transfers:
Gross carrying amount, Ending balance		11,518,363		10,275,966
Expected credit losses allowances, Beginning balance	[1]	8,446
Transfers
Expected credit losses allowances, Ending balance	[1]	25,065		8,446
Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		457,948
Transfers:
Gross carrying amount, Ending balance		392,372		457,948
Expected credit losses allowances, Beginning balance	[1]	14,509
Transfers
Expected credit losses allowances, Ending balance	[1]	8,441		14,509
Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		529,081
Transfers:
Gross carrying amount, Ending balance		501,090		529,081
Expected credit losses allowances, Beginning balance	[1]	78,104
Transfers
Expected credit losses allowances, Ending balance	[1]	79,016		78,104
Collective [Member] | Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		10,275,966		9,258,962
Transfers:
Transfers from stage 1 to stage 2		(248,167)		(481,646)
Transfers from stage 1 to stage 3		(53,621)		(60,329)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1		321,954		361,293
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1		463		2,338
Net changes of financial assets		1,221,898		1,131,941
Write-off
FX and other adjustments		(130)		63,407
Gross carrying amount, Ending balance		11,518,363		10,275,966
Expected credit losses allowances, Beginning balance		8,446		9,006
Transfers
Transfers from stage 1 to stage 2		(5,250)		(3,318)
Transfers from stage 1 to stage 3		(472)		(311)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1		3,187		1,374
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1		2		6
Net changes of the exposure and modifications in credit risk		19,162		1,655
Write-off
FX and other adjustments		(10)		34
Expected credit losses allowances, Ending balance		25,065		8,446
Collective [Member] | Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		457,948		447,496
Transfers:
Transfers from stage 1 to stage 2		248,167		481,646
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3		(215,547)		(333,706)
Transfers from stage 2 to stage 1		(321,954)		(361,293)
Transfers from stage 3 to stage 2		248,635		250,896
Transfers from stage 3 to stage 1
Net changes of financial assets		(25,440)		(35,200)
Write-off
FX and other adjustments		563		8,109
Gross carrying amount, Ending balance		392,372		457,948
Expected credit losses allowances, Beginning balance		14,509		15,102
Transfers
Transfers from stage 1 to stage 2		12,502		20,509
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3		(8,923)		(12,598)
Transfers from stage 2 to stage 1		(13,912)		(13,849)
Transfers from stage 3 to stage 2		7,033		8,341
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in credit risk		(2,791)		(3,054)
Write-off
FX and other adjustments		23		58
Expected credit losses allowances, Ending balance		8,441		14,509
Collective [Member] | Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance		529,081		444,523
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3		53,621		60,329
Transfers from stage 2 to stage 3		215,547		333,706
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2		(248,635)		(250,896)
Transfers from stage 3 to stage 1		(463)		(2,338)
Net changes of financial assets		(22,147)		(24,539)
Write-off		(25,831)		(34,184)
FX and other adjustments		(83)		2,480
Gross carrying amount, Ending balance		501,090		529,081
Expected credit losses allowances, Beginning balance		78,104		67,162
Transfers
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3		4,548		5,994
Transfers from stage 2 to stage 3		20,034		31,654
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2		(28,146)		(29,303)
Transfers from stage 3 to stage 1		(37)		(193)
Net changes of the exposure and modifications in credit risk		30,352		32,561
Write-off		(25,831)		(34,184)
FX and other adjustments		(8)		4,413
Expected credit losses allowances, Ending balance		$ 79,016		$ 78,104

[1]	Include overlays for an amount of MCh$59,000. See Note 37.